Intangible asset and assets held for sale (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 06, 2022 $ / Option	Dec. 31, 2025 patent	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Jul. 29, 2025 USD ($)	Jan. 01, 2024 USD ($)
Intangible asset and assets held for sale
Number of patents licensed | patent		3
Put option strike price | $ / Option	3,000
Impairment of intangible asset			$ 2,905	$ 3,961
NWMT
Intangible asset and assets held for sale
Ownership interest acquired through license exchange (as percent)	15.00%
NWPT
Intangible asset and assets held for sale
Call option strike price | $ / Option	3,000
NWPT | NWMT
Intangible asset and assets held for sale
Ownership interest (as percent)	85.00%
Assets held for sale
Intangible asset and assets held for sale
Fair value | $						$ 2,992
Amphotericin B Technologies, Inc disposal group, not discontinued operations
Intangible asset and assets held for sale
Consideration received | $					$ 10